                                                   GRANDVIEW REIT INDEX FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                       September 30, 1997
                                                          (Unaudited)

                                                                                                                    Value
                                                                                 Shares                            (note 1)
                                                                           ----------------                   ----------------
COMMON STOCKS - 97.44%

       Real Estate Investment Trusts - 97.44%

            Avalon Properties, Inc.                                                    897                            $26,686
            BRE Properties, Inc.                                                       845                             23,871
            Bay Apartment Communities, Inc.                                            523                             20,887
            Beacon Properties Corporation                                            1,256                             57,540
            Boston Properties, Inc.                                                    776                             25,463
            CWM Mortgage Holdings, Inc.                                              1,208                             30,200
            Cali Realty Corporation                                                    753                             31,344
            Camden Property Trust                                                      615                             18,834
            Capstead Mortgage Corporation                                            1,045                             27,170
            CarrAmerica Realty Corporation                                           1,346                             43,072
            Charles E. Smith Residential Realty, Inc.                                  573                             19,482
            Chateau Properties, Inc.                                                   465                             13,717
            Chelsea GCA Realty, Inc.                                                   208                              8,684
            Cousins Properties, Inc.                                                   632                             18,920
            Crescent Real Estate Equities Company                                    2,146                             86,108
            Developers Diversified Realty Corporation                                  567                             22,680
            Duke Realty Investments, Inc.                                            1,408                             32,120
            Dynex Capital, Inc.                                                        987                             14,188
            Equity Residential Properties Trust                                      1,586                             86,536
            Federal Realty Investment Trust                                            942                             23,727
            FelCor Suite Hotels, Inc.                                                  641                             26,321
            First Industrial Realty Trust, Inc.                                        672                             22,848
            Franchise Finance Corporation of America                                   864                             23,814
            General Growth Properties                                                  687                             25,419
            Health Care Property Investors, Inc.                                       725                             28,094
            Health and Retirement Property Trust                                     2,229                             42,072
            Highwoods Properties, Inc.                                                 796                             28,158
            Horizon Group, Inc.                                                        386                              4,656
            Hospitality Properties Trust                                               589                             20,836
            Kimco Realty Corporation                                                   742                             25,831
            Liberty Property Trust                                                     943                             25,402
            Manufactured Home Communities, Inc.                                        589                             15,314
            Meditrust Corporation                                                    1,375                             57,063
            Merry Land & Investment Company, Inc.                                      850                             18,753
            National Health Investors, Inc.                                            602                             23,403
            Nationwide Health Properties, Inc.                                         912                             21,945
            New Plan Realty Trust                                                    1,377                             32,532
            Patriot American Hospitality, Inc.                                       1,090                             34,744



                                                                                                                 (Continued)


                                                   GRANDVIEW REIT INDEX FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                       September 30, 1997
                                                          (Unaudited)

                                                                                                                    Value
                                                                               Shares                             (note 1)
                                                                           ----------------                   ----------------
COMMON STOCKS - (Continued)

       Real Estate Investment Trusts - (Continued)

            Post Properties, Inc.                                                      554                            $22,022
            Public Storage, Inc.                                                     2,111                             62,538
            Realty Income Corporation                                                  398                             10,721
            Reckson Associates Realty Corporation                                      756                             20,129
            Security Capital Atlantic Incorporated                                   1,089                             24,366
            Security Capital Pacific Trust                                           1,720                             40,420
            Security Capital Industrial Trust                                        2,409                             56,160
            Security Capital Group - WT WI                                             280                              2,154
            Shurgard Storage Centers, Inc.                                             659                             19,276
            Simon DeBartolo Group, Inc.                                              2,201                             72,633
            Spieker Properties, Inc.                                                 1,043                             42,307
            Starwood Lodging Trust                                                   1,008                             57,897
            Storage USA, Inc.                                                          647                             26,284
            Sun Communities, Inc.                                                      372                             13,346
            Tanger Factory Outlet Centers, Inc.                                        173                              5,093
            Taubman Centers, Inc.                                                      868                             11,121
            The Macerich Company                                                       608                             17,632
            TriNet Corporate Realty Trust, Inc.                                        388                             13,629
            United Dominion Realty Trust, Inc.                                       1,929                             28,935
            Vornado Realty Trust                                                       569                             48,329
            Washington Real Estate Investment Trust                                    566                              9,622
            Weingarten Realty Investors                                                551                             22,040
            Westfield America, Inc.                                                  1,802                             29,958
                                                                                                              ----------------

Total Common Stocks (Cost $1,501,185)                                                                               1,765,046
                                                                                                              ----------------


INVESTMENT COMPANY - 0.86%
       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares                                15,667                             15,667
                                                                                                              ----------------
            (Cost $15,667)




Total Value of Investments (Cost $1,516,852 (b))                                                     98.30%        $1,780,713
Other Assets Less Liabilities                                                                         1.70%            30,794
                                                                                           ----------------   ----------------
       Net Assets                                                                                   100.00%        $1,811,507
                                                                                           ================   ================


                                                                                                                    (Continued)


                                                   GRANDVIEW REIT INDEX FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                       September 30, 1997
                                                          (Unaudited)



       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  financial  reporting  and federal  income tax  purposes is the same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                                  $270,921
            Unrealized depreciation                                                                                    (7,060)
                                                                                                              ----------------

                            Net unrealized appreciation                                                              $263,861
                                                                                                              ================

See accompanying notes to financial statements


                                                   GRANDVIEW REIT INDEX FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                       September 30, 1997
                                                          (Unaudited)


ASSETS
       Investments, at value (cost $1,516,852) ..........................................................                 $1,780,713
       Income  receivable ...............................................................................                      8,588
       Reserve premium ..................................................................................                         50
       Deferred organization expenses, net (note 4) .....................................................                     14,966
       Due from advisor (note 2) ........................................................................                     10,524
                                                                                                                          ----------

            Total assets ................................................................................                  1,814,841
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .................................................................................                        382
       Disbursements in excess of cash on demand deposit ................................................                      2,952
                                                                                                                          ----------

            Total liabilities ...........................................................................                      3,334
                                                                                                                          ----------

NET ASSETS
       (applicable to 127,454 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...........................................                 $1,811,507
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION, AND OFFERING PRICE PER SHARE
       ($1,811,507 / 127,454 shares) ....................................................................                 $    14.21
                                                                                                                          ==========

MAXIMUM OFFERING PRICE PER SHARE
       (100 / 97% of $14.21) ............................................................................                 $    14.65
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                 $1,512,708
       Undistributed net investment income ..............................................................                        204
       Undistributed net realized gain on investments ...................................................                     34,734
       Net unrealized appreciation on investments .......................................................                    263,861
                                                                                                                          ----------
                                                                                                                          $1,811,507
                                                                                                                          ==========

See accompanying notes to financial statements

                                                   GRANDVIEW REIT INDEX FUND

                                                    STATEMENT OF OPERATIONS

                                                Period ended September 30, 1997
                                                          (Unaudited)


INVESTMENT INCOME

       Income
            Dividends .....................................................................................               $  45,834
            Interest ......................................................................................                     454
                                                                                                                          ---------

                 Total income .............................................................................                  46,288
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                   2,808
            Fund administration fees (note 2) .............................................................                   1,805
            Custody fees ..................................................................................                   3,195
            Registration and filing administration fees (note 2) ..........................................                   1,178
            Fund accounting fees (note 2) .................................................................                   7,200
            Audit fees ....................................................................................                   4,043
            Legal fees ....................................................................................                   1,223
            Securities pricing fees .......................................................................                     288
            Shareholder recordkeeping fees ................................................................                     301
            Shareholder servicing expenses ................................................................                   1,980
            Registration and filing expenses ..............................................................                   6,100
            Printing expenses .............................................................................                     845
            Amortization of deferred organization expenses (note 4) .......................................                   2,729
            Trustee fees and meeting expenses .............................................................                     258
            Other operating expenses ......................................................................                   2,224
                                                                                                                          ---------

                 Total expenses ...........................................................................                  36,177
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 2) ....................................................                 (24,955)
                       Investment advisory fees waived (note 2) ...........................................                  (2,808)
                                                                                                                          ---------

                 Net expenses .............................................................................                   8,414
                                                                                                                          ---------

                       Net investment income ..............................................................                  37,874
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                  38,518
       Increase in unrealized appreciation on investments .................................................                 173,061
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 211,579
                                                                                                                          ---------

                 Net increase in net assets resulting from operations .....................................               $ 249,453
                                                                                                                          =========




See accompanying notes to financial statements



                                                     GRANDVIEW REIT INDEX FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)
                                                                                                  ----------------------------------
                                                                                                  Period ended           Year ended
                                                                                                  September 30,            March 31,
                                                                                                          1997                 1997
                                                                                                  ----------------------------------
INCREASE IN NET ASSETS

  Operations
     Net investment income ...............................................................             $37,874              $26,606
     Net realized gain (loss) from investment transactions ...............................              38,518               (3,402)
     Increase in unrealized appreciation on investments ..................................             173,061               91,681
                                                                                                       -------               ------
        Net increase in net assets resulting from operations .............................             249,453              114,885
                                                                                                       -------              -------

  Distributions to shareholders from
     Net investment income ...............................................................             (37,670)             (26,606)
     Tax return of capital ...............................................................                   0               (5,692)
     Net realized gain from investment transactions ......................................                   0                 (479)
                                                                                                       -------               ------
        Decrease in net assets resulting from distributions ..............................             (37,670)             (32,777)
                                                                                                       -------              -------

  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ................             132,626            1,132,197
                                                                                                       -------            ---------
           Total increase in net assets ..................................................             344,409            1,214,305

NET ASSETS

  Beginning of period ....................................................................           1,467,098              252,793
                                                                                                     ---------              -------

  End of period (including undistributed net investment income ...........................          $1,811,507           $1,467,098
               of $204 at September 30, 1997)                                                       ==========           ==========



(a) A summary of capital share activity follows:



                                                              ---------------------------              ----------------------------
                                                                     Period ended                                Year ended
                                                                  September 30, 1997                           March 31, 1997
                                                              ---------------------------              ----------------------------

                                                              Shares              Value                Shares             Value

Shares sold ....................................              17,693             $225,012              100,474           $1,238,757
Shares issued for reinvestment
  of distributions .............................               2,359               32,120                2,066               24,781
                                                               -----               ------                -----               ------
                                                              20,052              257,132              102,540            1,263,538

Shares redeemed ................................              (9,651)            (124,506)             (10,250)            (131,341)
                                                              ------             --------              -------             --------
  Net increase .................................              10,401             $132,626               92,290           $1,132,197
                                                              ======             ========               ======           ==========




See accompanying notes to financial statements

                                                     GRANDVIEW REIT INDEX FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

                                                                      ----------------------------------------------------------
                                                                                                                        For the
                                                                                                                    period from
                                                                                                                   July 3, 1995
                                                                                                               (commencement of
                                                                               Period ended         Year ended   operations) to
                                                                               September 30,          March 31,        March 31,
                                                                                       1997               1997             1996
                                                                      ----------------------------------------------------------

Net asset value, beginning of period ................................                $12.53             $10.21           $10.00

   Income from investment operations
      Net investment income .........................................                  0.30               0.50             0.33
      Net realized and unrealized gain on investments ...............                  1.68               2.38             0.32
                                                                            ---------------      -------------      -----------
         Total from investment operations ...........................                  1.98               2.88             0.65

   Distributions to shareholders from
      Net investment income .........................................                 (0.30)             (0.50)           (0.33)
      Tax return of capital .........................................                  0.00              (0.05)            0.00
      Net realized gain from investment transactions ................                  0.00              (0.01)           (0.11)
                                                                            ---------------      -------------      -----------
         Total distributions ........................................                 (0.30)             (0.56)           (0.44)

Net asset value, end of period ......................................                $14.21             $12.53           $10.21
                                                                            ===============      =============      ===========

Total return (a) ....................................................                 15.92%             28.85%            6.40%
                                                                            ===============      =============      ===========
Ratios/supplemental data

   Net assets, end of period ........................................            $1,811,507         $1,467,098         $252,793
                                                                            ===============      =============      ===========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees .................                  4.51 %(b)           7.59 %         20.63 %(b)
      After expense reimbursements and waived fees ..................                  1.05 %(b)           1.04 %          1.05 %(b)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees .................                  1.26 %(b)          (2.16)%        (13.66)%(b)
      After expense reimbursements and waived fees ..................                  4.73 %(b)           4.38 %          5.86 %(b)


   Portfolio turnover rate ..........................................                 11.57 %             23.80 %         47.46 %

   Average broker commissions per share (c) .........................                 $0.0720             $0.07             --

   (a) Total return does not reflect payment of sales charge.
   (b) Annualized.
   (c) Represents total commission paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.


See accompanying notes to financial statements

                            GRANDVIEW REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The GrandView REIT Index Fund (the "Fund") is a diversified series of shares of beneficial interest of the GrandView Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth of capital by selecting investments which are equity securities of real estate industry companies which are undervalued or have significant "turnaround" potential. The Fund began operations on July 3, 1995. Shares of the Fund purchased are subject to a maximum sales charge of 3.00%. Shares of the Fund redeemed are subject to a 1.00% redemption fee, which applies to redemptions during the first six months after share purchases. The redemption fee is subsequently reduced after the first six months and is eliminated after one year. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The character of distributions made during the year from net investment income or net realized gains from investment transactions may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains are recorded by the Fund.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

               The Fund records distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments.

          D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                            GRANDVIEW REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


          E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

          F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities loaned. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.35% of the Fund's average daily net assets.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.05% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $2,808 ($0.02 per share) and has voluntarily reimbursed $24,955 of the Fund's operating expenses for the period ended September 30, 1997.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.225% of the Fund's first $25 million of average daily net assets, 0.20% of the next $25 million of average daily net assets, and 0.175% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $1,200 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                            GRANDVIEW REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1997, the Distributor retained sales charges in the amount of $78.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

     At September 30, 1997, the Advisor, its officers, and Trustees of the Fund held 22,782 shares or 18% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

     The Trustees of the Trust do not currently intend to authorize the payment of any such distribution and service fees from the Fund, although they have authority under the Plan to do so in the future. Shareholders of the Fund will be given at least sixty days written notice before any distribution and service fees are imposed.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

     All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $315,966 and $180,938, respectively, for the period ended September 30, 1997.


                                                GRANDVIEW REALTY GROWTH FUND

                                                  PORTFOLIO OF INVESTMENTS

                                                     September 30, 1997
                                                         (Unaudited)


                                                                                                                    Value
                                                                               Shares                              (note 1)
                                                                           ----------------                   ----------------
COMMON STOCKS - 94.48%

       Agricultural Operations - 0.57%
       (a)  Cadiz Land Company, Inc.                                                 1,500                            $10,687
                                                                                                              ----------------

       Engineering & Research and Development Services - 2.39%
            Dames & Moore Group                                                      3,400                             44,837
                                                                                                              ----------------

       Paper & Related Products - 2.64%
            St. Joe Corporation                                                        500                             49,500
                                                                                                              ----------------

       Real Estate Development - 0.74%
       (a)  FM Properties                                                            2,800                             13,825
                                                                                                              ----------------

       Real Estate Investment Trusts - 85.04%
            American Health Properties, Inc.                                         1,000                             24,500
       (a)  American Industrial Properties REIT                                     17,500                             54,688
       (a)  Angeles Participating Mortgage Trust                                    30,500                            135,344
            Asset Investors Corporation                                             16,500                             71,156
       (a)  BRT Realty Trust                                                         3,500                             31,938
       (a)  Banyan Hotel Investment Fund                                            16,500                             14,438
            Bay Apartment Communities, Inc.                                            600                             23,963
            Bedford Property Investors, Inc.                                           750                             16,500
       (a)  Boston Properties, Inc.                                                    900                             29,531
            Bradley Real Estate, Inc.                                                3,800                             79,800
            Burnham Pacific Properties, Inc.                                         4,200                             61,950
       (a)  Capital Trust                                                            6,500                             67,438
            Crescent Real Estate Equities Company                                      600                             24,075
       (a)  EQK Realty Investors 1                                                  24,300                             27,337
            EastGroup Properties                                                     1,550                             33,906
       (a)  FAC Realty Trust Inc.                                                    7,000                             59,062
            Golf Trust of America, Inc.                                              1,800                             48,600
            Humphrey Hospitality Trust, Inc.                                         3,200                             35,200
            JP Realty, Inc.                                                            600                             15,337
       (a)  Liberte Investors, Inc.                                                 16,500                             66,000
            MGI Properties, Inc.                                                     2,000                             50,250
            Merry Land & Investment Company, Inc.                                      800                             17,650
            National Golf Properties, Inc.                                             500                             16,375
            National Income Realty Trust                                             1,760                             26,950
            Ocwen Asset Investment Corporation                                       2,800                             64,400
       (a)  Pan Pacific Retail Properties, Inc.                                      1,000                             20,438
            Patriot American Hospitality, Inc.                                         600                             19,125
            Post Properties, Inc.                                                    1,200                             47,700

                                                                                                                   (Continued)

                                                GRANDVIEW REALTY GROWTH FUND

                                                  PORTFOLIO OF INVESTMENTS

                                                     September 30, 1997
                                                         (Unaudited)

                                                                                                                     Value
                                                                               Shares                              (note 1)
                                                                           ----------------                   ----------------
COMMON STOCKS - (Continued)

       Real Estate Investment Trusts -  (Continued)
            Realty Refund Trust                                                      8,700                            $42,956
            Redwood Trust, Inc.                                                      2,800                             85,050
       (a)  Resort Income Investors, Inc.                                           63,000                             22,050
            Royale Investments, Inc.                                                 5,700                             37,050
            Sizeler Property Investors, Inc.                                         2,000                             23,125
            Spieker Properties, Inc.                                                   900                             36,506
            Starwood Lodging Trust                                                     300                             17,231
            Summit Properties Inc.                                                   1,100                             24,063
       (a)  TIS Mortgage Investment Company                                         33,100                             49,650
       (a)  Tarragon Realty Investors, Inc.                                          7,600                             76,000
                                                                                                              ----------------
                                                                                                                    1,597,332
                                                                                                              ----------------
       Real Estate Operating Companies - 3.10%
       (a)  Crescent Operating, Inc.                                                 1,700                             34,212
            Newhall Land & Farming Company                                           1,000                             24,125
                                                                                                              ----------------
                                                                                                                       58,337
                                                                                                              ----------------

       Total Common Stocks (Cost $1,499,906)                                                                        1,774,518
                                                                                                              ----------------

Investment Company -  3.66%
       Evergreen Money Market Treasury Institutional Money                          68,759                             68,759
                                                                                                              ----------------
            Market Fund Institutional Service Shares
            (Cost $68,759)

Total Value of Investments (Cost $1,568,665 (c))                                                     98.14%        $1,843,277
Other Assets Less Liabilities                                                                         1.86%            34,867
                                                                                           ----------------   ----------------
       Net Assets                                                                                   100.00%        $1,878,144
                                                                                           ================   ================




          (a)  Non-income producing investment.

          (b)  Aggregate  cost for  financial  reporting  and federal  income tax purposes is  $1,571,221.  Unrealized  appreciation
               (depreciation) of investments for federal income tax purposes is as follows:


                                   Unrealized appreciation                                                           $311,333
                                   Unrealized depreciation                                                            (39,277)
                                                                                                              ----------------

                                      Net unrealized appreciation                                                    $272,056
                                                                                                              ================


See accompanying notes to financial statements

                                                    GRANDVIEW REALTY GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1997
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $1,568,665) ..........................................................                 $1,843,277
       Cash .............................................................................................                        817
       Income receivable ................................................................................                      5,991
       Receivable for investments sold ..................................................................                     43,924
       Receivable for fund shares sold ..................................................................                      5,000
       Deferred organization expenses, net (note 4) .....................................................                     14,966
       Due from advisor (note 2) ........................................................................                      8,273
       Other assets .....................................................................................                        518
                                                                                                                          ----------

            Total assets ................................................................................                  1,922,766
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .................................................................................                        342
       Payable for investment purchases .................................................................                     44,280
                                                                                                                          ----------

            Total liabilities ...........................................................................                     44,622
                                                                                                                          ----------

NET ASSETS
       (applicable to 124,662 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...........................................                 $1,878,144
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($1,878,144 / 124,662 shares) ....................................................................                 $    15.07
                                                                                                                          ==========

MAXIMUM OFFERING PRICE PER SHARE
       (100 / 95.5 of $15.07) ...........................................................................                 $    15.78
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                 $1,529,610
       Undistributed net realized gain on investments ...................................................                     73,922
       Net unrealized appreciation on investments .......................................................                    274,612
                                                                                                                          ----------
                                                                                                                          $1,878,144
                                                                                                                          ==========


See accompanying notes to financial statements

                                                    GRANDVIEW REALTY GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1997
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Dividends .....................................................................................               $  23,918
            Interest ......................................................................................                   1,050
                                                                                                                          ---------

                 Total income .............................................................................                  24,968
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                   6,625
            Fund administration fees (note 2) .............................................................                   1,988
            Distribution fees (note 3) ....................................................................                   1,656
            Custody fees ..................................................................................                   3,161
            Registration and filing administration fees (note 2) ..........................................                   1,479
            Fund accounting fees (note 2) .................................................................                   7,200
            Audit fees ....................................................................................                   3,450
            Legal fees ....................................................................................                   1,789
            Securities pricing fees .......................................................................                   1,327
            Shareholder recordkeeping fees ................................................................                     547
            Shareholder servicing expenses ................................................................                   1,961
            Registration and filing expenses ..............................................................                   7,147
            Printing expenses .............................................................................                     696
            Amortization of deferred organization expenses (note 4) .......................................                   2,729
            Trustee fees and meeting expenses .............................................................                     130
            Other operating expenses ......................................................................                   1,693
                                                                                                                          ---------

                 Total expenses ...........................................................................                  43,578
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 2) ....................................................                 (22,506)
                       Investment advisory fees waived (note 2) ...........................................                  (6,625)
                       Distribution fees waived (note 3) ..................................................                  (1,242)
                                                                                                                          ---------

                 Net expenses .............................................................................                  13,205
                                                                                                                          ---------

                       Net investment income ..............................................................                  11,763
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                  73,970
       Increase in unrealized appreciation on investments .................................................                 184,006
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 257,976
                                                                                                                          ---------

                 Net increase in net assets resulting from operations .....................................               $ 269,739
                                                                                                                          =========


See accompanying notes to financial statements

                                                  GRANDVIEW REALTY GROWTH FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)



                                                                                                  Period ended           Year ended
                                                                                                  September 30,            March 31,
                                                                                                          1997                 1997
INCREASE IN NET ASSETS

  Operations
     Net investment income ...............................................................         $    11,763          $    17,274
     Net realized gain from investment transactions ......................................              73,970              125,083
     Increase in unrealized appreciation on investments ..................................             184,006               86,406
                                                                                                   -----------          -----------

        Net increase in net assets resulting from operations .............................             269,739              228,763
                                                                                                   -----------          -----------

  Distributions to shareholders from
     Net investment income ...............................................................             (11,763)             (17,274)
     Net realized gain from investment transactions ......................................                 (48)            (125,083)
     Tax return of capital ...............................................................                   0                 (948)
                                                                                                   -----------          -----------

        Decrease in net assets resulting from distributions ..............................             (11,811)            (143,305)
                                                                                                   -----------          -----------

  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ................             462,193              890,543
                                                                                                   -----------          -----------

           Total increase in net assets ..................................................             720,121              976,001

NET ASSETS

  Beginning of period ....................................................................           1,158,023              182,022
                                                                                                   -----------          -----------

  End of period ..........................................................................         $ 1,878,144          $ 1,158,023
                                                                                                   ===========          ===========



(a) A summary of capital share activity follows:
                                                         --------------------------------          --------------------------------
                                                                     Period ended                               Year ended
                                                                  September 30, 1997                          March 31, 1997
                                                         --------------------------------          --------------------------------

                                                              Shares                Value               Shares                Value

Shares sold ....................................              58,356          $   779,789              120,300          $ 1,552,510
Shares issued for reinvestment
  of distributions .............................                 708               10,054                9,716              123,136
                                                         -----------          -----------          -----------          -----------

                                                              59,064              789,843              130,016            1,675,646

Shares redeemed ................................             (25,679)            (327,650)             (56,779)            (785,103)
                                                         -----------          -----------          -----------          -----------

  Net increase .................................              33,385          $   462,193               73,237          $   890,543
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

                                                    GRANDVIEW REALTY GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)
                                                                                                                        For the
                                                                                                                    period from
                                                                                                                   July 3, 1995
                                                                                                                  (commencement
                                                                             Period ended          Year ended     of operations)
                                                                             September 30,           March 31,      to March 31,
                                                                                     1997                1997              1996


Net asset value, beginning of period ................................              $12.69              $10.09            $10.00

   Income from investment operations
      Net investment income .........................................                0.11                0.33              0.20
      Net realized and unrealized gain on investments ...............                2.38                4.14              0.36
                                                                          ---------------       -------------       -----------

         Total from investment operations ...........................                2.49                4.47              0.56
                                                                          ---------------       -------------       -----------

   Distributions to shareholders from
      Net investment income .........................................               (0.11)              (0.33)            (0.20)
      Net realized gain from investment transactions ................                0.00               (1.53)            (0.22)
      Tax return of capital .........................................                0.00               (0.01)            (0.05)
                                                                          ---------------       -------------       -----------

         Total distributions ........................................               (0.11)              (1.87)            (0.47)
                                                                          ---------------       -------------       -----------

Net asset value, end of period ......................................              $15.07              $12.69            $10.09
                                                                          ===============       =============       ===========


Total return (a) ....................................................               19.68%              45.12%             5.70%
                                                                          ===============       =============       ===========

Ratios/supplemental data

   Net assets, end of period ........................................          $1,878,144          $1,158,023          $182,022
                                                                          ===============       =============       ===========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees .................                6.58 %(b)           9.59 %           31.34 %(b)
      After expense reimbursements and waived fees ..................                1.99 %(b)           1.89 %            2.00 %(b)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees .................               (2.81)%(b)          (4.58)%          (25.55)%(b)
      After expense reimbursements and waived fees ..................                1.78 %(b)           3.12 %            3.62 %(b)


   Portfolio turnover rate ..........................................               71.87 %            197.90 %           44.44 %

   Average broker commission per share (c) ..........................               $0.0455             $0.04               --



(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

See accompanying notes to financial statements

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The GrandView Realty Growth Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the GrandView Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on July 3, 1995. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The character of distributions made during the year from net investment income or net realized gains from investment transactions may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains are recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          The Fund records distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments.

     D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



     F.   Repurchase  Agreements  -  The  Fund  may  acquire  U.  S.  Government
          Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities loaned. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $6,625 ($0.07 per share) and has voluntarily reimbursed $22,506 of the Fund's operating expenses for the period ended September 30, 1997.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.30% of the Fund's first $25 million of average daily net assets, 0.275% of the next $25 million of average daily net assets, and 0.225% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $1,200 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1997, the Distributor retained no sales charges.

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

          At September 30, 1997, the Advisor, its officers, and Trustees of the Fund held 21,673 shares or 17.39% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $1,322,000 and $929,703, respectively, for the period ended September 30, 1997.